FAIR VALUE MEASUREMENTS, Level 3 Fair Value Measurements (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Sep. 17, 2020
Valuation Technique and Input, Description [Abstract]
Term	5 years	5 years
Warrant [Member]
Valuation Technique and Input, Description [Abstract]
Measurement input			0.90
Term			1 year
Warrant [Member] | Unit price
Valuation Technique and Input, Description [Abstract]
Measurement input			10.00
Warrant [Member] | Strike price
Valuation Technique and Input, Description [Abstract]
Measurement input			11.50
Warrant [Member] | Volatility
Valuation Technique and Input, Description [Abstract]
Measurement input			16.0
Warrant [Member] | Risk free rate
Valuation Technique and Input, Description [Abstract]
Measurement input			0.38
Warrant [Member] | Dividend yield
Valuation Technique and Input, Description [Abstract]
Measurement input			0.0